Note 8 - Leases	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Operating and Financing Leases [Text Block]

Note 8. Leases

Operating Leases

Avalon leases golf carts, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases. Our operating leases have remaining lease terms ranging from less than 1 year to 4.0 years. The weighted average remaining lease term on operating leases was approximately 3.5 years at December 31, 2021.

During 2021, the Company entered into new operating lease agreements for a facility, vehicle, golf carts and associated GPS equipment. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.5 million. During 2020, the Company entered into a new operating lease agreement for hotel furniture and golf carts. The Company recorded an operating lease right-of-use asset and corresponding obligation under the operating lease of approximately $0.9 million.

Leased property and associated obligations under operating leases at December 31, 2021 and 2020 consist of the following (in thousands):

	2021	2020
Operating lease right-of-use assets	$1,598	$1,728

Current portion of obligations under operating leases	$534	$529
Long-term portion of obligations under operating leases	1,064	1,199
Total obligations under operating leases	$1,598	$1,728

The weighted average discount rate on operating leases was 4.6% at December 31, 2021 and 4.7% at December 31, 2020.

Finance Leases

In November 2003, Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay $15,000 in annual rent and make leasehold improvements of $150,000 per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of $150,000 will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options. At December 31, 2021 there were approximately 31.8 years remaining on the golf course and related facilities finance lease.

In addition, the golf and related operations also entered into lease agreements for vehicles, golf course maintenance and restaurant equipment and the captive landfill operations entered into lease agreements for equipment which were determined to be finance leases. At December 31, 2021, the vehicles, golf course maintenance and restaurant equipment and the landfill operations equipment have remaining lease terms ranging from 1 year to 4.8 years. The weighted average remaining lease term on the vehicles and equipment leases was approximately 3.3 years at December 31, 2021.

Leased property and associated obligations under finance leases at December 31, 2021 and 2020 consists of the following (in thousands):

	2021	2020
Leased property under finance leases	$11,978	$12,112
Less accumulated amortization	(6,588)	(6,377)
Leased property under finace leases, net	$5,390	$5,735

Current portion of obligations under finance leases	$167	$333
Long-term portion of obligations under finance leases	496	560
Total obligations under finance leases	$663	$893

The weighted average discount rate on finance leases was 5.1% at December 31, 2021 and 4.5% at December 31, 2020.

For the years ended December 31, 2021 and 2020, components of lease expense were as follows (in thousands):

	2021	2020
Operating lease cost:
Rental expense	$758	$643

Finance lease cost:
Depreciation expense	$545	$497
Interest expense	41	40
Total finance lease cost	$586	$537

Avalon Holdings Corporation and Subsidiaries

For the twelve months ending December 31, future commitments under long-term, operating and finance leases are as follows (in thousands):

	Finance	Operating	Total
2022	$198	$597	$795
2023	139	491	630
2024	129	315	444
2025	64	253	317
2026	39	84	123
Thereafter	390	-	390
Total lease payments	959	1,740	2,699
Less imputed interest	296	142	438
Total	663	1,598	2,261
Less current portion of obligations under leases	167	534	701
Long-term portion of obligations under leases	$496	$1,064	$1,560